SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2011
SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS
SCHEDULE VI - SUPPLEMENTARY INFORMATION CONCERNING CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS

THE ALLSTATE CORPORATION AND SUBSIDIARIES
SCHEDULE VI – SUPPLEMENTARY INFORMATION CONCERNING
CONSOLIDATED PROPERTY-CASUALTY INSURANCE OPERATIONS

($ in millions)	As of December 31,
	2011	2010	2009

Deferred policy acquisition costs	$1,348	$1,321	$1,355
Reserves for insurance claims and claims expense	20,375	19,468	19,167
Unearned premiums	10,023	9,761	9,780

	Year Ended December 31,
	2011	2010	2009
Earned premiums	$25,942	$25,957	$26,194
Net investment income	1,201	1,189	1,328
Claims and claims adjustment expense incurred
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)
Amortization of deferred policy acquisition costs	3,477	3,517	3,615
Paid claims and claims adjustment expense	20,195	18,583	18,900
Premiums written	25,980	25,907	25,971